Investments	9 Months Ended
Sep. 30, 2024
Investments
Investments

6. Investments

The following tables outline changes in investments during the periods:

Entity	Instrument	Note	Balance at December 31, 2023	Additions	Redemptions	Effects of foreign exchange	Balance at September 30, 2024
			$	$		$	$
A2ZCryptoCap Inc.	Shares	(i)	6,049	—	—	(123)	5,926
Royal Bank of Canada	GIC	(ii)	756,100	—	(738,000)	(18,100)	—
Royal Bank of Canada	GIC	(iii)	—	2,985,424	—	—	2,985,424
Bank of Montreal	GIC	(iv)	—	500,000	—	—	500,000
			762,149	3,485,424	(738,000)	(18,223)	3,491,350

						Current	3,485,424
						Non-Current	5,926
							3,491,350

(i) A2ZCryptoCap Inc. (“A2Z”)

On June 23, 2022, the Company acquired 80,000 shares of A2Z for C$0.10 per share. As at September 30, 2024, the fair value of the shares was determined based on the quoted market price of the shares of C$0.10 per share (December 31, 2023 – C$0.10). The shares have been classified as level 1 within the fair value hierarchy – quoted market price.

(ii) On August 9, 2023, the Company purchased a Guaranteed Investment Certificate (“GIC”) in the amount of $744,500 from Royal Bank of Canada (“RBC”) with a maturity date of August 9, 2024. The GIC pays variable interest based on RBC’s Prime Interest Rate minus 2.00%. The GIC has been classified as level 2 – valuation technique with observable market inputs. During the nine months ended September 30, 2024, the Company redeemed the full amount for gross proceeds of $738,000. The balance outstanding as at September 30, 2024 is $nil.

iii) During the nine months ended September 30, 2024, the Company purchased four GICs for a total amount of $2,985,424 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.00% to 4.45% per annum. As of September 30, 2024, the total balance outstanding, including interest accrued of $28,852 is $3,014,276. The GICs have been classified as level 2 – valuation technique with observable market inputs.

iv) During the nine months ended September 30, 2024, the Company purchased a GIC in the amount of $500,000 from Bank of Montreal (BMO) with a maturity date of October 11, 2024. The GIC pays variable interest of 4.50% per annum. As of September 30, 2024, the total balance outstanding, including interest accrued of $1,171 is $501,171. The GIC has been classified as level 2 – valuation technique with observable market inputs.